Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,	As of June 30,
	2023	2024	2024
	RMB	RMB	US$
Accounts receivable	266,076	253,035	34,818
Less: allowance for credit losses	(5,097)	(6,223)	(856)
Accounts receivable, net	260,979	246,812	33,962

An analysis of the allowance for credit losses is as follows:

	For the year ended December 31,	For the six months ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Beginning balance	3,546	5,097	701
Additions	1,530	1,126	155
Exchange difference	21	-	-
Ending balance	5,097	6,223	856

Three unrelated distributors accounted for 30.3%, 24.8% and 12.1% of the Company’s accounts receivable as of December 31, 2023, respectively. Four unrelated distributors accounted for 37.0%, 23.2%, 12.3%, and 10.0% of the Company’s accounts receivable as of June 30, 2024, respectively.